Associated companies (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Net income statement effect	$ 659	$ 6,438	$ 1,108
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Novartis share of current year consolidated net income	910	799	669
Prior year adjustment	(129)	(125)	(67)
Amortization of fair value adjustments relating to intangible assets	(162)	(148)	(146)
Partial release of deferred tax liability recognized	43
Net income statement effect	662	526	456
Amortization of fair value adjustments relating to intangible assets tax	$ 24	40	42
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Novartis share of current year consolidated net income		119	589
Prior year adjustment		4	47
Amortization of fair value adjustments relating to intangible assets		(3)	(7)
Gain on divestment		5,790
Net income statement effect		5,910	629
Amortization of fair value adjustments relating to intangible assets tax		$ 1	$ 1